Derivative Financial Instruments - Summary of Financial Derivatives at Fair Value (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable			$ 29,999
Average fair value of trading derivatives, Unfavourable			32,133
Year-end fair value, Favourable		$ 46,531	44,379
Year-end fair value, Unfavourable		56,031	51,260
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable		46,531	44,379	[1]
Year-end fair value, Unfavourable		56,031	51,260	[1]
Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		34,881
Average fair value of trading derivatives, Unfavourable		43,462
Year-end fair value, Favourable		35,791	33,667	[1]
Year-end fair value, Unfavourable		44,517	37,576	[1]
Derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable		10,740	10,712	[1]
Year-end fair value, Unfavourable		11,514	13,684	[1]
Interest rate contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		7,942
Average fair value of trading derivatives, Unfavourable		12,009
Year-end fair value, Favourable		7,187	8,640	[1]
Year-end fair value, Unfavourable		10,828	9,925	[1]
Interest rate contracts [member] | Derivatives [member] | Forward contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		90
Average fair value of trading derivatives, Unfavourable		69
Year-end fair value, Favourable		61	70	[1]
Year-end fair value, Unfavourable		91	72	[1]
Interest rate contracts [member] | Derivatives [member] | Swaps [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		7,398
Average fair value of trading derivatives, Unfavourable		11,440
Year-end fair value, Favourable		6,865	7,767	[1]
Year-end fair value, Unfavourable		10,294	9,357	[1]
Interest rate contracts [member] | Derivatives [member] | Swaps [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable		2,620	2,944	[1]
Year-end fair value, Unfavourable		6,361	7,983	[1]
Interest rate contracts [member] | Derivatives [member] | Option contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		454
Average fair value of trading derivatives, Unfavourable		500
Year-end fair value, Favourable		261	803	[1]
Year-end fair value, Unfavourable		443	496	[1]
Foreign exchange and gold contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		18,611
Average fair value of trading derivatives, Unfavourable		20,337
Year-end fair value, Favourable		18,371	18,274	[1]
Year-end fair value, Unfavourable		20,640	20,200	[1]
Foreign exchange and gold contracts [member] | Derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable		8,041	7,730	[1]
Year-end fair value, Unfavourable		5,153	5,700	[1]
Foreign exchange and gold contracts [member] | Derivatives [member] | Forward contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		6,568
Average fair value of trading derivatives, Unfavourable		5,929
Year-end fair value, Favourable		6,726	6,672	[1]
Year-end fair value, Unfavourable		5,332	5,482	[1]
Foreign exchange and gold contracts [member] | Derivatives [member] | Forward contract [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable		46	410	[1]
Year-end fair value, Unfavourable		847	255	[1]
Foreign exchange and gold contracts [member] | Derivatives [member] | Swaps [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		11,439
Average fair value of trading derivatives, Unfavourable		13,833
Year-end fair value, Favourable		11,107	11,110	[1]
Year-end fair value, Unfavourable		14,814	14,272	[1]
Foreign exchange and gold contracts [member] | Derivatives [member] | Swaps [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable		7,995	7,320	[1]
Year-end fair value, Unfavourable		4,306	5,445	[1]
Foreign exchange and gold contracts [member] | Derivatives [member] | Option contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		604
Average fair value of trading derivatives, Unfavourable		575
Year-end fair value, Favourable		538	492	[1]
Year-end fair value, Unfavourable		494	446	[1]
Other derivative contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		8,328
Average fair value of trading derivatives, Unfavourable		11,116
Year-end fair value, Favourable		10,233	6,753	[1]
Year-end fair value, Unfavourable		13,049	7,451	[1]
Other derivative contracts [member] | Derivatives [member] | Equity derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		5,582
Average fair value of trading derivatives, Unfavourable		7,543
Year-end fair value, Favourable		7,350	4,469	[1]
Year-end fair value, Unfavourable		10,114	4,844	[1]
Other derivative contracts [member] | Derivatives [member] | Equity derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable		79	38	[1]
Year-end fair value, Unfavourable	[1]		1
Other derivative contracts [member] | Derivatives [member] | Credit derivative [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		230
Average fair value of trading derivatives, Unfavourable		28
Year-end fair value, Favourable		273	182	[1]
Year-end fair value, Unfavourable		26	47	[1]
Other derivative contracts [member] | Derivatives [member] | Commodity and other contracts [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		2,516
Average fair value of trading derivatives, Unfavourable		3,545
Year-end fair value, Favourable		2,610	2,102	[1]
Year-end fair value, Unfavourable		$ 2,909	$ 2,560	[1]

[1]	The average fair value of trading derivatives’ market valuation for the year ended October 31, 2024 was: favourable $29,999 and unfavourable $32,133. Average fair value amounts are based on the latest 13 month-end balances.